FV Measurements (Change in Fair Value of Level 3 Financial Liabilities) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 441
Total realized and unrealized gains included in non-regulated operating revenues	30
Ending Balance	471
Power
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4
Total realized and unrealized gains included in non-regulated operating revenues	3
Ending Balance	7
Natural gas
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	437
Total realized and unrealized gains included in non-regulated operating revenues	27
Ending Balance	$ 464